LONG-TERM DEBT - Long-Term Debt Issued (Details) CAD in Millions, $ in Millions		1 Months Ended
	Nov. 16, 2016 USD ($)	Jun. 30, 2016 CAD	Jun. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Oct. 31, 2015 CAD	Sep. 30, 2015 USD ($)	Jul. 31, 2015 CAD	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Feb. 28, 2014 USD ($)
Bridge facility, floating rates
Debt Instrument [Line Items]
Amount	$ 6,900.0
TRANSCANADA PIPELINES LIMITED | Bridge facility, floating rates
Debt Instrument [Line Items]
Amount			$ 5,213.0
TRANSCANADA PIPELINES LIMITED | 3.69% medium term notes, due July 2023
Debt Instrument [Line Items]
Amount | CAD		CAD 300
Interest Rate		3.69%	3.69%
Long-term debt, re-issuance yield, percent		2.69%	2.69%
TRANSCANADA PIPELINES LIMITED | 4.350% medium term notes, due June 2046
Debt Instrument [Line Items]
Amount | CAD		CAD 700
Interest Rate		4.35%	4.35%
TRANSCANADA PIPELINES LIMITED | 4.875% senior unsecured notes, due January 2026
Debt Instrument [Line Items]
Amount					$ 850.0
Interest Rate					4.875%							4.875%
TRANSCANADA PIPELINES LIMITED | 3.125% senior unsecured notes, due January 2019
Debt Instrument [Line Items]
Amount					$ 400.0
Interest Rate					3.125%
TRANSCANADA PIPELINES LIMITED | 1.625% senior unsecured notes, due November 2017
Debt Instrument [Line Items]
Amount						$ 1,000.0
Interest Rate						1.625%
TRANSCANADA PIPELINES LIMITED | 4.55% medium-term notes, due November 2041
Debt Instrument [Line Items]
Amount | CAD							CAD 400
Interest Rate							4.55%
TRANSCANADA PIPELINES LIMITED | 3.30% medium-term notes, due July 2025
Debt Instrument [Line Items]
Amount | CAD									CAD 750
Interest Rate									3.30%
TRANSCANADA PIPELINES LIMITED | 4.60% senior unsecured notes, due March 2045
Debt Instrument [Line Items]
Amount											$ 750.0
Interest Rate											4.60%
TRANSCANADA PIPELINES LIMITED | 1.875% senior unsecured notes, due January 2018
Debt Instrument [Line Items]
Amount												$ 500.0
Interest Rate												1.875%
TRANSCANADA PIPELINES LIMITED | Senior unsecured notes, floating rates, due in January 2018
Debt Instrument [Line Items]
Amount												$ 250.0
TRANSCANADA PIPELINES LIMITED | 4.63% senior unsecured notes, due March 2034
Debt Instrument [Line Items]
Amount													$ 1,250.0
Interest Rate													4.63%
ANR | 4.14% senior unsecured notes, due June 2026
Debt Instrument [Line Items]
Amount			$ 240.0
Interest Rate		4.14%	4.14%
TRANSCANADA PIPELINE USA LTD. | Bridge facility, floating rates
Debt Instrument [Line Items]
Amount			$ 1,700.0
TUSCARORA GAS TRANSMISSION COMPANY | Term loan, floating interest rate
Debt Instrument [Line Items]
Amount				$ 10.0
TC PIPELINES, LP | Unsecured term loan, floating rate, due October 2018
Debt Instrument [Line Items]
Amount								$ 170.0
TC PIPELINES, LP | 4.375% senior unsecured notes, due March 2025
Debt Instrument [Line Items]
Amount											$ 350.0
Interest Rate											4.375%
GAS TRANSMISSION NORTHWEST LLC | Unsecured term loan, floating interest rate, due June 2019
Debt Instrument [Line Items]
Amount										$ 75.0